Organization and Business Description (Details)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jul. 04, 2022	Nov. 08, 2019	Oct. 21, 2019	Sep. 09, 2019 USD ($)	Sep. 09, 2019 CNY (¥)	Aug. 14, 2019	Jun. 26, 2018	May 21, 2018	Apr. 25, 2017	Mar. 15, 2017	Mar. 08, 2017	Aug. 15, 2016	Jul. 20, 2015	Jun. 15, 2015	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid | $																	$ 300,000
Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid						$ 14	¥ 100
Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid	$ 100,388	¥ 714,984
Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders									1
Equity Method Investment [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				70.00%										15.00%
Equity Method Investment [Member] | Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage																	100.00%	100.00%
Equity Method Investment [Member] | Shanghai Xin Fu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage															100.00%
Equity Method Investment [Member] | Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage						75.00%	75.00%									75.00%
Equity Method Investment [Member] | Nanjing Suyun [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage													70.00%
Equity Method Investment [Member] | Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	20.00%	20.00%										51.00%
Equity Method Investment [Member] | Huaxia MOOC [Member] | Minimum [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	51.00%	51.00%
Equity Method Investment [Member] | Huaxia MOOC [Member] | Maximum [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage	71.00%	71.00%
Equity Method Investment [Member] | Guizhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											51.00%
Equity Method Investment [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										65.00%
Equity Method Investment [Member] | Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage									70.00%
Equity Method Investment [Member] | Guangxi Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								55.00%
Equity Method Investment [Member] | Guangzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					60.00%
Equity Method Investment [Member] | Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				60.00%
Equity Method Investment [Member] | Chongqing Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage			55.00%
RMB [Member] | Subsidiaries [Member]
Organization and Business Description (Details) [Line Items]
Total consideration paid | ¥																		¥ 2,000,000
Third Party Company [Member] | Equity Method Investment [Member] | Guizhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage											49.00%
Third Party Company [Member] | Equity Method Investment [Member] | Guangxi Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage								45.00%
Individual shareholder [Member] | Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders																2
Individual shareholder [Member] | Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders												3
Individual shareholder [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders										3
Individual shareholder [Member] | Guangzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders					2
Individual shareholder [Member] | Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Number of shareholders				1
Individual shareholder [Member] | Equity Method Investment [Member] | Hunan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage																25.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Nanjing Suyun [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage													30.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Huaxia MOOC [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage												49.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										25.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage									25.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Guangzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage					40.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				30.00%
Individual shareholder [Member] | Equity Method Investment [Member] | Chongqing Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage			45.00%
Individual Shareholders Two [Member] | Equity Method Investment [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										6.00%
Individual Shareholders Two [Member] | Equity Method Investment [Member] | Liaoning Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage									5.00%
Individual Shareholders Two [Member] | Equity Method Investment [Member] | Sichuan Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage				10.00%
Individual Shareholders Three [Member] | Equity Method Investment [Member] | Fuzhou Huafu [Member]
Organization and Business Description (Details) [Line Items]
Equity interest percentage										4.00%